Deferred Compensation Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangements [Abstract]
Deferred Compensation Plan
Deferred Compensation Plan
On March 10, 2010, the Company established the Restricted Debt Unit Plan (the “RDU Plan”), an unfunded nonqualified deferred compensation plan. The total number of RDUs that can be granted under the RDU Plan is 28,500. As of March 31, 2013, 26,499 RDUs were outstanding.
Compensation expense of $2.1 million related to the RDU Plan was recognized in both the three months ended March 31, 2013 and 2012. As of March 31, 2013, total unrecognized compensation expense of $15.6 million related to the RDU Plan is expected to be recognized over the next 1.8 years.
At March 31, 2013 and December 31, 2012, the Company had $17.6 million and $15.5 million of liabilities related to the RDU Plan recorded on the consolidated balance sheets, respectively.

Deferred Compensation Plan
On March 10, 2010, in connection with the Company’s purchase of $28.5 million of the principal amount of its outstanding senior subordinated debt as described in Note 7, the Company established the Restricted Debt Unit Plan (the “RDU Plan”), an unfunded nonqualified deferred compensation plan. Participants in the RDU Plan were granted Restricted Debt Units (“RDUs”) that entitle the participant to a proportionate share of payments under the RDU Plan, determined by dividing the number of RDUs held by the participant by the total number of RDUs outstanding. The total number of RDUs that can be granted under the RDU Plan is 28,500. At December 31, 2012, 26,174 RDUs were outstanding.
RDUs vest daily on a pro rata basis through December 31, 2014. Vesting ceases upon separation from service except in certain conditions as set forth in the RDU Plan. All outstanding RDUs become vested immediately prior to a sale of the Company. Upon completion of the vesting period, December 31, 2014, or earlier in the case of a sale of the Company, any unallocated RDUs will be allocated to participants on a pro rata basis according to each participant’s total RDUs.
The total amount of compensation available to be paid under the RDU Plan is based on two components, a principal component and an interest component. The principal component credits the RDU Plan with an amount equal to the $28.5 million face value of the Company’s senior subordinated debt. Payment of the principal component of the RDU Plan will be made on October 12, 2017, unless accelerated due to a sale of the Company. By December 31, 2014, amounts accrued under the RDU Plan are expected to equal the present value of future principal payments, plus any unpaid accrued interest thereon. The interest component credits the RDU Plan with amounts equal to the interest expense on $28.5 million principal of the senior subordinated debt from March 10, 2010 through October 12, 2017. Payments totaling $5.6 million, $0.9 million, and $1.6 million were made to participants of the RDU Plan in January, April and October of 2012, respectively. Payments under the RDU Plan may be impacted if certain significant events occur or circumstances change that would impact the financial condition or structure of the Company.
Compensation expense of $8.4 million, $8.1 million, and $7.1 million related to the RDU Plan was recognized in the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, total unrecognized compensation expense of approximately $17.7 million related to the RDU Plan is expected to be recognized over the next 2.0 years.
At December 31, 2012 and 2011, the Company had $15.5 million and $15.2 million of liabilities related to the RDU Plan recorded on the consolidated balance sheets, respectively.